FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Assets And Liabilities Denominated In Foreign Currencies
	CAD	COP	GBP	EUR	CHF
Thousands of foreign currencies
Cash	862	1,673,360	22	1,605	-
Amounts receivable	-	12,946,301	174	-	-
Loans receivable	-	-	-	-	250
Trade payables	(152)	(8,285,897)	(23)	(5)	-
Accrued liabilities	(175)	(960,040)	(16)	-	-
Lease liability	-	(2,166,163)	(27)	-	-
Long term debt	-	(40,405)	-	-	-
Net carrying value	535	3,167,156	130	1,600	250
	CAD	COP	EUR	CHF
Thousands of foreign currencies
Cash	1,393	4,451,775	896	-
Amounts receivable	72	15,775,755	-	-
Loans receivable	-	-	-	250
Trade payables	(40)	(5,398,068)	-	-
Accrued liabilities	(589)	(2,120,869)	-	-
Lease liability	-	(1,690,797)	-	-
Long term debt	-	(72,963)	-	-
Net carrying value	836	10,944,833	896	250